Leases (Details) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€) item
Leases
Minimum future lease payments obligation	€ 109	€ 495
Unamortized interest expense	(4)	(16)
Present value of minimum future lease payments obligation	105	479
Operating lease obligations	€ 2,584	1,646
Operating lease expense		€ 537	€ 630
Number of leased printers | item	2	1	5
Number of customers leasing printers | item	2
Operating lease payments receivable	€ 94	€ 30
Operating lease income	31	145	€ 89
Due within 1 year
Leases
Minimum future lease payments obligation	36	320
Unamortized interest expense	(2)	(12)
Present value of minimum future lease payments obligation	34	308
Operating lease obligations	554	486
Operating lease payments receivable	94	30
due between 1 and 5 years
Leases
Minimum future lease payments obligation	73	175
Unamortized interest expense	(2)	(4)
Present value of minimum future lease payments obligation	71	171
Operating lease obligations	1,666	762
More than 5 years
Leases
Operating lease obligations	€ 364	€ 398